Nature of Business and Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

Nature of Business

Interpace Biosciences, Inc. (“Interpace” or the “Company”) enables personalized medicine, offering specialized services along the therapeutic value chain from early diagnosis and prognostic planning to targeted therapeutic applications and pharma services. The Company provides molecular diagnostics, bioinformatics and pathology services for evaluation of risk of cancer by leveraging the latest technology in personalized medicine for improved patient diagnosis and management. The Company also provides pharmacogenomics testing, genotyping, biorepository and other specialized services to the pharmaceutical and biotech industries. The Company advances personalized medicine by partnering with pharmaceutical, academic, and technology leaders to effectively integrate pharmacogenomics into their drug development and clinical trial programs.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The consolidated financial statements include the accounts of Interpace Biosciences, Inc. fka Interpace Diagnostics Group, Inc., Interpace Diagnostics Corporation, Interpace Diagnostics, LLC and Interpace Pharma Solutions, Inc. fka Interpace Biopharma, Inc.

Discontinued operations include the Company’s wholly-owned subsidiaries: Group DCA, LLC (“Group DCA”), InServe Support Solutions (Pharmakon), and TVG, Inc. (TVG, dissolved December 31, 2014) and its Commercial Services (“CSO”) business unit. All significant intercompany balances and transactions have been eliminated in consolidation.

The Company has one reporting segment: the Company’s clinical and pharma services business. The Company’s current reporting segment structure is reflective of the way the Company’s management views the business, makes operating decisions and assesses performance. This structure allows investors to better understand Company performance, better assess prospects for future cash flows, and make more informed decisions about the Company.

Accounting Estimates

Accounting Estimates

The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities reported and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management’s estimates are based on historical experience, facts and circumstances available at the time, and various other assumptions that are believed to be reasonable under the circumstances. Significant estimates include accounting for valuation allowances related to deferred income taxes, contingent consideration, allowances for doubtful accounts, revenue recognition, unrecognized tax benefits, and asset impairments involving other intangible assets. The Company periodically reviews these matters and reflects changes in estimates in earnings as appropriate. Actual results could materially differ from those estimates.

Accounting Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities reported and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management’s estimates are based on historical experience, facts and circumstances available at the time, and various other assumptions that are believed to be reasonable under the circumstances. Significant estimates include accounting for valuation allowances related to deferred income taxes, contingent consideration, allowances for doubtful accounts and notes, revenue recognition, unrecognized tax benefits, and asset impairments involving other intangible assets. The Company periodically reviews these matters and reflects changes in estimates as appropriate. Actual results could materially differ from those estimates.

Reverse stock split

Reverse stock split

On January 15, 2020, the Company effected a one-for-ten reverse split of its issued and outstanding shares of its common stock (the “Reverse Stock Split”). Every 10 shares of common stock issued and outstanding were automatically combined into one share of issued and outstanding common stock, without any change in the par value per share. The Company’s issued and outstanding stock decreased from 39,323,701 to 3,932,370 and 39,205,895 to 3,920,589 at December 31, 2019. All information related to common stock, stock options, restricted stock units, warrants and earnings per share have been retroactively adjusted to give effect to the reverse stock split for all periods presented.

Immaterial Revision

Immaterial Revision

In 2020, the Company completed an Internal Revenue Code Section 382 analysis of its historical net operating loss carry-forward amount. As a result, the prior year net operating loss carry-forward was determined to be limited. See Note 17 Income Taxes, for further details.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include unrestricted cash accounts, money market investments and highly liquid investment instruments with original maturity of three months or less at the date of purchase.

Accounts Receivable, Net

Accounts Receivable

The Company’s accounts receivables represent unconditional rights to consideration and are generated using its clinical services and pharma services. The Company’s clinical services are fulfilled upon completion of the test, review and release of the test results. In conjunction with fulfilling these services, the Company bills the third-party payer or direct-bill payer. Contractual adjustments represent the difference between the list prices and the reimbursement rates set by third-party payers, including Medicare, commercial payers, and amounts billed to direct-bill payers. Specific accounts may be written off after several appeals, which in some cases may take longer than twelve months. Pharma services represent, primarily, the performance of laboratory tests in support of clinical trials for pharma services customers. The Company bills these services directly to the customer.

Accounts Receivable, Net

The Company’s accounts receivables represent unconditional rights to consideration and are generated using its proprietary tests and pharma services. The Company’s clinical services are fulfilled upon completion of the test, review and release of the test results. In conjunction with fulfilling these services, the Company bills the third-party payer or direct-bill payer. Contractual adjustments represent the difference between the list prices and the reimbursement rates set by third party payers, including Medicare, commercial payers, and amounts billed to direct-bill payers. Specific accounts may be written off after several appeals, which in some cases may take longer than twelve months. Pharma services represent, primarily, the performance of laboratory tests in support of clinical trials for pharma services customers. The Company bills these services directly to the customer.

Other current assets

Other Current Assets

Other current assets consisted of the following as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
	(unaudited)
Lab supply inventory	$2,271	$2,052
Prepaid expenses	734	625
Other	130	45
Total other current assets	$3,135	$2,722

Other current assets

Other current assets consisted of the following as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Lab supply inventory	$2,052	$1,825
Prepaid expenses	625	971
Funds in escrow	-	888
Other	45	167
Total other current assets	$2,722	$3,851

Property and Equipment, net

Property and Equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is recognized on a straight-line basis, using the estimated useful lives of: seven to twelve years for furniture and fixtures; two to five years for office and computer equipment; three to twelve years for lab equipment; and leasehold improvements are amortized over the shorter of the estimated service lives or the terms of the related leases which are currently three to ten years. Repairs and maintenance are charged to expense as incurred. Upon disposition, the asset and related accumulated depreciation and amortization are removed from the related accounts and any gains or losses are reflected in operations.

Software Costs

Software Costs

Internal-Use Software - It is the Company’s policy to capitalize certain costs incurred in connection with developing or obtaining internal-use software. Capitalized software costs are included in property and equipment on the consolidated balance sheet and amortized over the software’s useful life, generally three to seven years. Software costs that do not meet capitalization criteria are expensed immediately.

External-Use Software - It is the Company’s policy to capitalize certain costs incurred in connection with developing or obtaining external-use software. Capitalized software costs are included in property and equipment on the consolidated balance sheet and amortized over the software’s useful life, generally three years. Software costs that do not meet capitalization criteria are expensed immediately.

See Note 7, Property and Equipment, for further information.

Long-Lived Assets, including Finite-Lived Intangible Assets

Long-Lived Assets, including Finite-Lived Intangible Assets

Finite-lived intangible assets are stated at cost less accumulated amortization. Amortization of finite-lived acquired intangible assets is recognized on a straight-line basis, using the estimated useful lives of the assets of approximately two years to ten years in acquisition-related amortization expense in the condensed consolidated statements of operations.

The Company reviews the recoverability of long-lived assets and finite-lived intangible assets whenever events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the asset, an impairment loss is recognized by reducing the recorded value of the asset to its fair value measured by future discounted cash flows. This analysis requires estimates of the amount and timing of projected cash flows and, where applicable, judgments associated with, among other factors, the appropriate discount rate. Such estimates are critical in determining whether any impairment charge should be recorded and the amount of such charge if an impairment loss is deemed to be necessary.

Long-Lived Assets, including Finite-Lived Intangible Assets

Finite-lived intangible assets are stated at cost less accumulated amortization. Amortization of finite-lived acquired intangible assets is recognized on a straight-line basis, using the estimated useful lives of the assets of approximately two years to ten years in acquisition related amortization expense in the Consolidated Statements of Operations.

The Company reviews the recoverability of long-lived assets and finite-lived intangible assets whenever events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the asset, an impairment loss is recognized by reducing the recorded value of the asset to its fair value measured by future discounted cash flows. This analysis requires estimates of the amount and timing of projected cash flows and, where applicable, judgments associated with, among other factors, the appropriate discount rate. Such estimates are critical in determining whether any impairment charge should be recorded and the amount of such charge if an impairment loss is deemed to be necessary.

As a result of overall economic conditions related to the coronavirus pandemic, the impact of the coronavirus pandemic on the Company’s financial results, and the decrease in the price of the Company’s common stock noted during the third quarter of fiscal 2020, the Company performed an internal review of its long-lived assets. Due to an extended delay in the launch of the Company’s Barrett’s test, the Company believes there was a triggering event in Fiscal 2016. The Company applied the required procedures under ASC 360 and assessed the estimated future cash flows related to the Barrett’s intangible asset on an undiscounted basis. It was determined that the carrying value of the asset was in excess of the undiscounted cash flows as of December 31, 2016. As a result, the Company performed a formal valuation of the asset on a discounted basis in order to measure the related impairment. Additionally, the Company concluded that amortization of both the Barrett’s intangible asset and its Thyroid intangible assets should have begun at the point in which the asset was ready for use. The Company’s policy had been to amortize such assets upon launch of the test.

Contingencies

Contingencies

In the normal course of business, the Company is subject to various contingencies. Contingencies are recorded in the consolidated financial statements when it is probable that a liability will be incurred and the amount of the loss is reasonably estimable, or otherwise disclosed, in accordance with ASC 450, Contingencies. Significant judgment is required in both the determination of probability and the determination as to whether a loss is reasonably estimable. In the event the Company determines that a loss is not probable, but is reasonably possible, and it becomes possible to develop what the Company believes to be a reasonable range of possible loss, then the Company will include disclosures related to such matter as appropriate and in compliance with ASC 450. To the extent there is a reasonable possibility that the losses could exceed the amounts already accrued, the Company will, when applicable, adjust the accrual in the period the determination is made, disclose an estimate of the additional loss or range of loss, indicate that the estimate is immaterial with respect to its financial statements as a whole or, if the amount of such adjustment cannot be reasonably estimated, disclose that an estimate cannot be made. The Company is not currently involved in any legal proceedings of a material nature and, accordingly, the Company has not accrued estimated costs related to any legal claims.

Revenue Recognition

Revenue Recognition

Our clinical services derive its revenues from the performance of its proprietary assays or tests. The Company’s performance obligation is fulfilled upon the completion, review and release of test results to the customer. The Company subsequently bills third-party payers or direct-bill payers for the tests performed. Under Accounting Standards Codification 606, revenue is recognized based on the estimated transaction price or net realizable value (“NRV”), which is determined based on historical collection rates by each payer category for each proprietary test offered by the Company. To the extent the transaction price includes variable consideration, for all third party and direct-bill payers and proprietary tests, the Company estimates the amount of variable consideration that should be included in the transaction price using the expected value method based on historical experience.

For our clinical services, we regularly review the ultimate amounts received from the third-party and direct-bill payers and related estimated reimbursement rates and adjust the NRV’s and related contractual allowances accordingly. If actual collections and related NRV’s vary significantly from our estimates, we will adjust the estimates of contractual allowances, which affects net revenue in the period such variances become known.

For our pharma services, project level activities, including study setup and project management, are satisfied over the life of the contract while performance-related obligations are satisfied at a point in time as the Company processes samples delivered by the customer. Revenues are recognized at a point in time when the test results or other deliverables are reported to the customer.

Revenue Recognition

Our clinical services derive its revenues from the performance of its proprietary assays or tests. The Company’s performance obligation is fulfilled upon the completion, review and release of test results to the customer. The Company subsequently bills third-party payers or direct-bill payers for the tests performed. Revenue is recognized based on the estimated transaction price or NRV, which is determined based on historical collection rates by each payer category for each proprietary test offered by the Company. To the extent the transaction price includes variable consideration, for all third party and direct-bill payers and proprietary tests, the Company estimates the amount of variable consideration that should be included in the transaction price using the expected value method based on historical experience.

For our clinical services, we regularly review the ultimate amounts received from the third-party and direct-bill payers and related estimated reimbursement rates and adjust the NRV’s and related contractual allowances accordingly. If actual collections and related NRV’s vary significantly from our estimates, we will adjust the estimates of contractual allowances, which would affect net revenue in the period such variances become known. During 2019, the Company recorded a reduction to revenue of $3.5 million due to a change in estimate of the amounts to be collected from 2018 services.

For our pharma services, project level activities, including study setup and project management, are satisfied over the life of the contract. Revenues are recognized at a point in time when the test results or other deliverables are reported to the customer.

The Company elected the practical expedient to expense contract costs as incurred related to clinical services because the contract term is less than one year. Contract costs for pharma services were not significant.

Cost of revenue

Cost of revenue

Cost of revenue consists primarily of the costs associated with operating our laboratories and other costs directly related to our tests. Personnel costs, which constitute the largest portion of cost of services, include all labor related costs, such as salaries, bonuses, fringe benefits and payroll taxes for laboratory personnel. Other direct costs include, but are not limited to, laboratory supplies, certain consulting expenses, royalty expenses, and facility expenses.

Stock-Based Compensation

Stock-Based Compensation

The compensation cost associated with the granting of stock-based awards is based on the grant date fair value of the stock award. The Company recognizes the compensation cost, net of estimated forfeitures, over the shorter of the vesting period or the period from the grant date to the date when retirement eligibility is achieved. Forfeitures are initially estimated based on historical information and subsequently updated over the life of the awards to ultimately reflect actual forfeitures. As a result, changes in forfeiture activity can influence the amount of stock compensation cost recognized from period to period. The Company primarily uses the Black-Scholes option-pricing model to determine the fair value of stock options and stock appreciation rights (“SARs”). The determination of the fair value of stock-based payment awards is made on the date of grant and is affected by the Company’s stock price as well as assumptions made regarding a number of complex and subjective variables. These assumptions include: expected stock price volatility over the term of the awards; actual and projected employee stock option exercise behaviors; the risk-free interest rate; and expected dividend yield. The fair value of restricted stock units, or RSUs, and restricted shares is equal to the closing stock price on the date of grant. In 2020, the Company issued performance-based options and RSUs based on achieving stock price or certain other financial metrics. These require the Company to assess the likelihood of achieving certain performance milestones on a quarterly basis. In these instances, the Company has the initial valuation model prepared by an outside expert.

See Note 15, Stock-Based Compensation, for further information.

Treasury Stock

Treasury Stock

Treasury stock purchases are accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stock. Upon reissuance of shares, the Company records any difference between the weighted-average cost of such shares and any proceeds received as an adjustment to additional paid-in capital.

Leases

Leases

The Company determines if an arrangement contains a lease in whole or in part at the inception of the contract. Right-of-use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term while lease liabilities represent our obligation to make lease payments arising from the lease. All leases with terms greater than twelve months result in the recognition of a ROU asset and a liability at the lease commencement date based on the present value of the lease payments over the lease term. Unless a lease provides all of the information required to determine the implicit interest rate, we use our incremental borrowing rate based on the information available at the commencement date in determining the present value of the lease payments. We use the implicit interest rate in the lease when readily determinable.

Our lease terms include all non-cancelable periods and may include options to extend (or to not terminate) the lease when it is reasonably certain that we will exercise that option. Leases with terms of twelve months or less at the commencement date are expensed on a straight-line basis over the lease term and do not result in the recognition of an asset or liability. See Note 7, Leases.

Leases

The Company determines if an arrangement contains a lease in whole or in part at the inception of the contract. Right-of-use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term while lease liabilities represent our obligation to make lease payments arising from the lease. All leases with terms greater than twelve months result in the recognition of a ROU asset and a liability at the lease commencement date based on the present value of the lease payments over the lease term. Unless a lease provides all of the information required to determine the implicit interest rate, we use our incremental borrowing rate based on the information available at the commencement date in determining the present value of the lease payments. We use the implicit interest rate in the lease when readily determinable.

Our lease terms include all non-cancelable periods and may include options to extend (or to not terminate) the lease when it is reasonably certain that we will exercise that option. Leases with terms of twelve months or less at the commencement date are expensed on a straight-line basis over the lease term and do not result in the recognition of an asset or liability. See Note 9, Leases.

Income taxes

Income taxes

Income taxes are based on income for financial reporting purposes calculated using the Company’s expected annual effective rate and reflect a current tax liability or asset for the estimated taxes payable or recoverable on the current year tax return and expected annual changes in deferred taxes. Any interest or penalties on income tax are recognized as a component of income tax expense.

The Company accounts for income taxes using the asset and liability method. This method requires recognition of deferred tax assets and liabilities for expected future tax consequences of temporary differences that currently exist between tax bases and financial reporting bases of the Company’s assets and liabilities based on enacted tax laws and rates. Deferred tax expense (benefit) is the result of changes in the deferred tax asset and liability. A valuation allowance is established, when necessary, to reduce the deferred income tax assets when it is more likely than not that all or a portion of a deferred tax asset will not be realized.

The Company operates in multiple tax jurisdictions and pays or provides for the payment of taxes in each jurisdiction where it conducts business and is subject to taxation. The breadth of the Company’s operations and the complexity of the tax law require assessments of uncertainties and judgments in estimating the ultimate taxes the Company will pay. The final taxes paid are dependent upon many factors, including negotiations with taxing authorities in various jurisdictions, outcomes of tax litigation and resolution of proposed assessments arising from federal and state audits. Uncertain tax positions are recognized in the financial statements when it is more likely than not (i.e., a likelihood of more than fifty percent) that a position taken or expected to be taken in a tax return would be sustained upon examination by tax authorities that have full knowledge of all relevant information. A recognized tax position is then measured as the largest amount of benefit that is greater than fifty percent likely to be realized upon ultimate settlement. The Company adjusts accruals for unrecognized tax benefits as facts and circumstances change, such as the progress of a tax audit. However, any adjustments made may be material to the Company’s consolidated results of operations or cash flows for a reporting period. Penalties and interest, if incurred, would be recorded as a component of current income tax expense.

Significant judgment is also required in evaluating the need for and magnitude of appropriate valuation allowances against deferred tax assets. Deferred tax assets are regularly reviewed for recoverability. The Company currently has significant deferred tax assets resulting from net operating loss carryforwards and deductible temporary differences, which should reduce taxable income in future periods, if generated. The realization of these assets is dependent on generating future taxable income.

Income (Loss) per Share

Basic and Diluted Net Loss per Share

A reconciliation of the number of shares of common stock, par value $0.01 per share, used in the calculation of basic and diluted loss per share for the three- and nine-month periods ended September 30, 2021 and 2020 is as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
	(unaudited)		(unaudited)
Basic weighted average number of common shares	4,165	4,038	4,119	4,025
Potential dilutive effect of stock-based awards	-	-	-	-
Diluted weighted average number of common shares	4,165	4,038	4,119	4,025

The Company’s Series B Preferred Stock, on an as converted basis of 7,833,334 shares for the three- and nine-months ended September 30, 2021, and the following outstanding stock-based awards and warrants, were excluded from the computation of the effect of dilutive securities on loss per share for the following periods as they would have been anti-dilutive (rounded to thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
	(unaudited)		(unaudited)
Options	684	878	684	878
Restricted stock and restricted stock units (RSUs)	366	28	366	28
Warrants	1,405	1,405	1,405	1,405
	2,455	2,311	2,455	2,311

Income (Loss) per Share

Basic earnings per common share are computed by dividing net income by the weighted average number of shares outstanding during the year including any unvested share-based payment awards that contain nonforfeitable rights to dividends. Diluted earnings per common share are computed by dividing net income by the sum of the weighted average number of shares outstanding and dilutive common shares under the treasury method. Unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents (whether paid or unpaid), are participating securities and are included in the computation of earnings per share pursuant to the two-class method. As a result of the losses incurred in both 2020 and 2019, the potentially dilutive common shares have been excluded from the earnings per share computation for these periods because its inclusion would have been anti-dilutive. Additionally, preferred shares have been excluded in the denominator of the earnings per share computation, on an if-converted basis, as such shares would have been anti-dilutive.